Intangible Assets and Goodwill	9 Months Ended	12 Months Ended
	Mar. 31, 2016	Jun. 30, 2015
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets and Goodwill
Intangible Assets and Goodwill

		March 31, 2016			June 30, 2015
Description	Amortization Period	Amount	Accumulated Amortization	Carrying Value	Amount	Accumulated Amortization	Carrying Value

Wetpaint technology	60 months	$4,932	$(3,184)	$1,748	$10,600	$(2,336)	$8,264
Wetpaint trademarks	276 months	1,423	(404)	1,019	5,800	(296)	5,504
Wetpaint customer relationships	60 months	917	(822)	95	2,000	(617)	1,383
Wetpaint non-compete agreements	36 months	—	—	—	609	(313)	296
Choose Digital licenses	60 months	829	(544)	285	1,740	(355)	1,385
Choose Digital software	60 months	627	(190)	437	550	(112)	438
DraftDay technology	120 months	2,396	(130)	2,266	—	—	—
Internally generated capitalized software	36 months	—	—	—	1,610	(515)	1,095
Other	various	326	(16)	310	326	(8)	318

Total		$11,450	$(5,290)	$6,160	$23,235	$(4,552)	$18,683

See Note 3, Summary of Significant Accounting Policies, for a discussion of the write-downs recorded with respect to intangible assets related to the Wetpaint and Choose Digital businesses in the quarter ended December 31, 2015. The changes in the gross amounts and useful lives of intangibles related to the Wetpaint and Choose Digital businesses, and to internally generated capitalized software, are a result of these write-downs during the three months ended December 31, 2015, as well as the abandonment of certain technology as of January 1, 2016, and internal development costs.

Amortization of intangible assets included in selling, general and administrative expenses for the three and nine months ended March 31, 2016 amounted to $219 and $487, respectively.  Amortization of intangible assets included in selling, general and administrative expenses for the three and nine months ended March 31, 2015 amounted to $498 and $718, respectively. Future annual amortization expense expected is as follows:

Years ending June 30,

2016	$208
2017	$831
2018	$834
2019	$834
2020	$834

Goodwill consists of the following:

Description	Amount
Balance at July 1, 2015	$26,401
DraftDay preliminary purchase price allocation	2,622
Wetpaint impairment loss	(10,249)
Choose Digital impairment loss	(3,122)
Balance at March 31, 2016	$15,652

See Note 1, Basis of Presentation and Consolidation, and Note 3, Summary of Significant Accounting Policies, for a discussion of the goodwill impairment losses recorded in relation to Wetpaint and Choose Digital businesses during the three months ended December 31, 2015. There were no impairments recorded during the three months ended March 31, 2016.

Intangible Assets and Goodwill

Intangible assets consist of the following:

		June 30, 2015			June 30, 2014

	Amortization		Accumulated	Carrying		Accumulated	Carrying
Description	Period	Amount	Amortization	Value	Amount	Amortization	Value
Wetpaint technology	84 months	$10,600	$(2,336)	$8,264	$10,600	$(820)	$9,780
Wetpaint trademarks	360 months	5,800	(296)	5,504	5,800	(103)	5,697
Wetpaint customer relationships	60 months	2,000	(617)	1,383	2,000	(217)	1,783
Wetpaint non-compete agreements	36 months	609	(313)	296	609	(110)	499
Choose Digital intangible assets	84 months	—	—	—	5,797	(14)	5,783
Choose Digital licenses	60 months	1,740	(355)	1,385	—	—	—
Choose Digital software	60 months	550	(112)	438	—	—	—
Internally generated capitalized software	36 months	1,610	(515)	1,095	1,297	(48)	1,249
Other	various	326	(8)	318	333	(7)	326

Total		$23,235	$(4,552)	$18,683	$26,436	$(1,319)	$25,117

See Note 6, Acquisitions, for a discussion of intangible assets related to the Wetpaint and Choose Digital acquisitions. The change in the gross amount of intangibles related to the Choose Digital acquisition is a result of the finalization of the purchase price valuation during the year ended June 30, 2015.

Amortization of intangible assets included in selling, general and administrative expenses for the years ended June 30, 2015 and 2014 amounted to $3,497 and $1,300, respectively.  Future annual amortization expense expected is as follows:

Years Ending June 30	Amount
2016	$3,414
2017	3,304
2018	2,687
2019	2,339
2020	1,707

The activity in the goodwill balance consists of the following:

Description	Amount
Balance at June 30, 2014	$26,986
Choose Digital final purchase price adjustment	(1,160)
Other	575
Balance at June 30, 2015	$26,401